SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands	Jan. 06, 2025	Feb. 28, 2025	Dec. 31, 2024	Jun. 17, 2024
Subsequent Event [Line Items]
Loan from secured credit			$ 2,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses	$ 98,000
Amount of cash payment for acquisition as adjusted	108,000
Business combination future consideration transferred	$ 147,000
Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.75%
Crosense [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Investments		$ 3,500
Stellar Blu Solution (SBS) [Member] | Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase percentage of membership interests				100.00%
HSBC Bank USA, NA and Bank Hapoalim B.M. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses	$ 60,000
Loan from secured credit	$ 100,000